FDP SERIES, INC.

Franklin Templeton Total Return FDP Fund

(the “Fund”)

Supplement dated February 20, 2014

to the Prospectus dated September 30, 2013

and the Statement of Additional Information dated September 30, 2013

Effective February 20, 2014, the Fund’s Prospectus is amended as set forth below:

The second paragraph in the section of the Prospectus entitled “Fund Overview — Key Facts About Franklin Templeton Total Return FDP Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund generally invests in investment grade securities or in unrated securities Fund management believes to be of comparable quality. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P”) (rated BBB or better), Moody’s Investors Service (“Moody’s”) (rated Baa or higher) or Fitch Ratings (“Fitch”) (rated BBB or better) are considered investment grade. Securities rated BB or lower by S&P and Fitch, and Ba or lower by Moody’s are considered to be below investment grade. Split rated securities will be considered to have the higher credit rating. Split rated securities are securities that receive different ratings from two or more rating agencies. The Fund may also invest up to 20% of total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P, Fitch and Moody’s, which may include defaulted securities. The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market investments. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital.

The second paragraph in the section of the Prospectus entitled “Details about the Fund — How each Fund Invests — Franklin Templeton Total Return FDP Fund — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund generally invests in investment grade securities or in unrated securities Fund management believes to be of comparable quality. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s (“S&P”) (rated BBB or better), Moody’s Investors Service, Inc. (“Moody’s”) (rated Baa or higher) or Fitch Ratings (“Fitch”) (rated BBB or better) are considered investment grade. Securities rated BB or lower by S&P and Fitch, and Ba or lower by Moody’s are considered to be below investment grade. Split rated securities will be considered to have the higher credit rating. Split rated securities are securities that receive different ratings from two or more rating agencies. The Fund may also invest up to 20% of total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P, Fitch and Moody’s, which may include defaulted securities. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital.

Effective February 20, 2014, the Fund’s Statement of Additional Information is amended as set forth below:

The third paragraph in the section of the Statement of Additional Information entitled “Investment Objectives and Policies — Franklin Templeton Total Return FDP Fund” is deleted in its entirety and replaced with the following:

The Fund generally invests in investment grade securities or in unrated securities Fund management believes to be of comparable quality. Securities rated in the top four ratings categories by independent rating organizations such as S&P (rated BBB or better), Moody’s (rated Baa or higher) or Fitch (rated BBB or better) are considered investment grade. Securities rated BB or lower by S&P and Fitch, and Ba or lower by Moody’s are considered to be below investment grade. Split rated securities will be considered to have the higher credit rating. Split rated securities are securities that receive different ratings from two or more rating agencies. The Fund may also invest up to 20% of total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P, Fitch and Moody’s, which may include defaulted securities. The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market investments. The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital.

PR&SAI-FDPS-0214SUP